Average Annual Total Returns - FidelityIntermediateMunicipalIncomeFund-AMCIZPRO - FidelityIntermediateMunicipalIncomeFund-AMCIZPRO - Fidelity Intermediate Municipal Income Fund	Mar. 01, 2025
Fidelity Advisor Intermediate Municipal Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(3.08%)
Past 5 years	0.01%
Past 10 years	1.26%
Fidelity Advisor Intermediate Municipal Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(3.08%)
Past 5 years	none
Past 10 years	1.24%
Fidelity Advisor Intermediate Municipal Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(0.91%)
Past 5 years	0.44%
Past 10 years	1.43%
Fidelity Advisor Intermediate Municipal Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(0.67%)
Past 5 years	0.11%
Past 10 years	1.09%
Fidelity Advisor Intermediate Municipal Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(2.95%)
Past 5 years	0.07%
Past 10 years	1.31%
Fidelity Advisor Intermediate Municipal Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	1.20%
Past 5 years	1.08%
Past 10 years	1.93%
Fidelity Advisor Intermediate Municipal Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	1.43%
Past 5 years	1.23%
Since Inception	2.27%	[1]
IXWQ5
Average Annual Return:
Past 1 year	0.71%
Past 5 years	1.05%
Past 10 years	2.12%
F0083
Average Annual Return:
Past 1 year	0.84%
Past 5 years	1.07%
Past 10 years	2.04%
LB015
Average Annual Return:
Past 1 year	1.05%
Past 5 years	0.99%
Past 10 years	2.25%

[1]	A From October 2, 2018 .